Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short term Borrowings and Long-term Borrowings
Short-term borrowings	¥ 6,217,745	$ 889,126	¥ 281,102
Long-term borrowings	3,299,203	$ 471,780	8,151,598
Total borrowings	9,516,948		8,432,700
Convertible debt
Short term Borrowings and Long-term Borrowings
Short-term borrowings	5,982,366		0
Long-term borrowings	0		6,254,897
Secured borrowing
Short term Borrowings and Long-term Borrowings
Short-term borrowings	235,379		181,102
Long-term borrowings	3,299,203		1,896,701
Credit guaranteed borrowing
Short term Borrowings and Long-term Borrowings
Short-term borrowings	¥ 0		¥ 100,000